Stockholders' Equity	12 Months Ended
Dec. 31, 2010
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY
8. STOCKHOLDERS’ EQUITY
UDR has an effective registration statement that allows the Company to sell an undetermined number of debt and equity securities as defined in the prospectus. The Company has the ability to issue 250,000,000 shares of common stock and 50,000,000 shares of preferred shares as of December 31, 2010.
During the year ended December 31, 2010, the Company entered into the following equity transactions for our common stock:
•	Issued 6,144,367 shares of common stock in connection with an “at the market” equity distribution program where we received gross proceeds of approximately $110.8 million;
•	Issued 18,400,000 shares of common stock in connection with an underwritten public offering where we received gross proceeds of approximately $374.4 million;
•	Issued 553,097 shares of common stock in connection with stock options exercised;
•	Issued 1,009,440 shares of common stock through the Company’s 1999 Long-Term Incentive Plan (the “LTIP”), net of forfeitures; and
•	Converted 923,944 OP Units into Company common stock.
Distributions are subject to the approval of the Board of Directors and are dependent upon our strategy, financial condition and operating results. UDR common distributions for the years ended December 31, 2010 and 2009 totaled $0.73 and $0.85 per share, respectively. For taxable years ending on or before December 31, 2010, the IRS is allowing REITS to distribute up to 90% of total distributions in common shares with the residual distributed in cash as a means of enhancing liquidity.
Preferred Stock
The Series E Cumulative Convertible Preferred Stock (“Series E”) has no stated par value and a liquidation preference of $16.61 per share. Subject to certain adjustments and conditions, each share of the Series E is convertible at any time and from time to time at the holder’s option into one share of our common stock prior to the Special Dividend (1.083 shares after the Special Dividend). The holders of the Series E are entitled to vote on an as-converted basis as a single class in combination with the holders of common stock at any meeting of our stockholders for the election of directors or for any other purpose on which the holders of common stock are entitled to vote. The Series E has no stated maturity and is not subject to any sinking fund or any mandatory redemption.
Distributions declared on the Series E for the years ended December 31, 2010 and 2009 were $1.33 per share. The Series E is not listed on any exchange. At December 31, 2010 and 2009, a total of 2,803,812 shares of the Series E were outstanding.
UDR is authorized to issue up to 20,000,000 shares of the Series F Preferred Stock (“Series F”). The Series F may be purchased by holders of UDR’s operating partnership units, or OP Units, at a purchase price of $0.0001 per share. OP Unitholders are entitled to subscribe for and purchase one share of UDR’s Series F for each OP Unit held. A total of 3,208,706 and 2,959,428 shares of the Series F were outstanding at a value of $321 and $296 at December 31, 2010 and 2009, respectively. Holders of the Series F are entitled to one vote for each share of the Series F they hold, voting together with the holders of our common stock, on each matter submitted to a vote of security holders at a meeting of our stockholders. The Series F does not entitle its holders to any other rights, privileges or preferences.
In May 2007, UDR issued 5,400,000 shares of the 6.75% Series G Cumulative Redeemable Preferred Stock (“Series G”). The Series G has no stated par value and a liquidation preference of $25 per share. The Series G generally has no voting rights except under certain limited circumstances and as required by law. The Series G has no stated maturity and is not subject to any sinking fund or mandatory redemption and is not convertible into any of our other securities. The Series G is not redeemable prior to May 31, 2012. On or after this date, the Series G may be redeemed for cash at our option, in whole or in part, at a redemption price of $25 per share plus accrued and unpaid dividends. During the years ended December 31, 2010 and 2009, the Company repurchased 27,400 and 997,738 shares of Series G, respectively, for less than the liquidation preference of $25 per share resulting in a $25,000 and $2.6 million benefit to our net income/(loss) attributable to common stockholders, respectively.
Distributions declared on the Series G for the year ended December 31, 2010 and 2009 was $1.69 per share. The Series G is listed on the NYSE under the symbol “UDRPrG.” At December 31, 2010 and 2009, a total of 3,405,562 and 3,432,962 shares of the Series G were outstanding, respectively.
Distribution Reinvestment and Stock Purchase Plan
UDR’s Distribution Reinvestment and Stock Purchase Plan (the “Stock Purchase Plan”) allows common and preferred stockholders the opportunity to purchase, through the reinvestment of cash dividends, additional shares of UDR’s common stock. From inception through December 31, 2008, shareholders have elected to utilize the Stock Purchase Plan to reinvest their distribution for the equivalent of 9,957,233 shares of Company common stock. Shares in the amount of 13,134,256 were reserved for issuance under the Stock Purchase Plan as of December 31, 2010. During the year ended December 31, 2010, UDR acquired all shares issued through the open market.